Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

October 5, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Daily Assets Fund Institutional (the “Fund”), a series of DWS Money Market Trust (the “Trust”); (Reg. Nos. 002-78122 and 811-03495)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 69 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 29, 2015.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

   Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Director
Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.